Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)1
Australia (4.5%)
Transurban Group	2,998,142	31,776
Wesfarmers Ltd.	1,148,520	30,757
Woolworths Group Ltd.	1,128,142	27,504
Sonic Healthcare Ltd.	817,365	15,643
AGL Energy Ltd.	895,011	12,827
ASX Ltd.	128,775	7,790
Newcrest Mining Ltd.	264,868	6,393
Stockland	1,800,048	5,619
Ramsay Health Care Ltd.	72,318	3,593
Sydney Airport	532,017	3,037
Caltex Australia Ltd.	160,175	2,946
Woodside Petroleum Ltd.	115,122	2,715
Cochlear Ltd.	13,556	2,037
Telstra Corp. Ltd.	745,276	2,021
* Xero Ltd.	41,545	1,829
Insurance Australia Group Ltd.	287,752	1,695
Amcor plc	159,367	1,686
Crown Resorts Ltd.	198,158	1,602
* Coles Group Ltd.	161,070	1,564
^ JB Hi-Fi Ltd.	75,108	1,541
GPT Group	339,894	1,443
Tabcorp Holdings Ltd.	469,780	1,441
BWP Trust	383,701	984
Aurizon Holdings Ltd.	241,271	947
Iluka Resources Ltd.	130,080	849
Dexus	91,030	814
Coca-Cola Amatil Ltd.	111,439	806
Goodman Group	75,807	767
Charter Hall Retail REIT	191,055	589
		173,215
Austria (0.0%)
voestalpine AG	26,247	693

Belgium (0.6%)
Colruyt SA	173,395	9,035
Ageas	158,475	8,508
UCB SA	45,498	3,548
Elia System Operator SA/NV	22,220	1,692
Sofina SA	5,842	1,130
Cofinimmo SA	8,075	1,066
		24,979
Brazil (1.8%)
Telefonica Brasil SA ADR	1,948,193	26,573
Ambev SA ADR	3,145,009	16,574
^ Gerdau SA ADR	2,542,478	9,051
Vale SA Class B ADR	377,829	4,908
Cia Brasileira de Distribuicao ADR	147,703	3,598
Embraer SA ADR	177,427	3,584

Ultrapar Participacoes SA ADR	546,752	2,849
TIM Participacoes SA ADR	161,083	2,571
		69,708
Canada (6.1%)
BCE Inc.	1,111,760	50,239
TELUS Corp.	922,745	33,168
^ Emera Inc.	728,544	30,250
Shaw Communications Inc. Class B	848,883	16,639
Dollarama Inc.	416,716	15,440
National Bank of Canada	301,702	14,603
^ Canadian Tire Corp. Ltd. Class A	108,722	11,871
^ Bank of Montreal	128,532	9,622
Intact Financial Corp.	100,039	9,325
Royal Bank of Canada	110,396	8,718
Fortis Inc.	177,843	7,010
Pembina Pipeline Corp.	167,720	6,086
* CGI Inc.	66,388	5,110
RioCan REIT	214,866	4,236
Metro Inc.	86,046	3,365
Inter Pipeline Ltd.	132,763	2,234
George Weston Ltd.	27,761	2,195
TC Energy Corp.	41,023	2,009
Loblaw Cos. Ltd.	21,440	1,112
Franco-Nevada Corp.	11,280	980
2 Hydro One Ltd.	44,707	790
		235,002
Chile (0.2%)
Enel Americas SA ADR	479,175	3,953
Banco Santander Chile ADR	63,482	1,840
Cia Cervecerias Unidas SA ADR	45,370	1,269
Enel Chile SA ADR	152,793	703
		7,765
China (1.0%)
China Mobile Ltd. ADR	630,194	26,846
* New Oriental Education & Technology Group Inc. ADR	52,000	5,424
* China Biologic Products Holdings Inc.	31,103	2,984
ZTO Express Cayman Inc. ADR	99,377	1,953
		37,207
Denmark (0.9%)
Carlsberg A/S Class B	122,135	16,682
Novo Nordisk A/S Class B	173,113	8,313
Coloplast A/S Class B	50,154	5,858
Tryg A/S	101,509	3,098
		33,951
Finland (0.1%)
Sampo Oyj Class A	47,215	1,960
Elisa Oyj	33,276	1,563
Kesko Oyj Class B	17,152	1,039
		4,562
France (1.1%)
Hermes International	16,050	11,274
Orange SA	486,818	7,216
Veolia Environnement SA	249,840	6,305
Sodexo SA	40,591	4,660
Thales SA	39,652	4,468

Vivendi SA	108,062	3,001
Eiffage SA	18,900	1,868
Pernod Ricard SA	10,314	1,810
Lagardere SCA	70,942	1,603
Accor SA	18,093	807
		43,012
Germany (1.5%)
Deutsche Telekom AG	1,755,773	28,762
Hannover Rueck SE	35,132	5,478
Merck KGaA	50,401	5,141
MTU Aero Engines AG	19,705	4,910
E.ON SE	465,647	4,637
Beiersdorf AG	27,819	3,224
Fielmann AG	43,608	3,034
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,322	1,745
Fraport AG Frankfurt Airport Services Worldwide	19,445	1,624
RHOEN-KLINIKUM AG	44,814	1,188
Brenntag AG	13,208	645
		60,388
Hong Kong (2.3%)
CLP Holdings Ltd.	2,168,350	23,576
Power Assets Holdings Ltd.	2,418,500	17,286
Hang Seng Bank Ltd.	687,400	16,338
MTR Corp. Ltd.	1,279,500	8,397
CK Hutchison Holdings Ltd.	850,500	7,948
China Mengniu Dairy Co. Ltd.	833,000	3,361
BOC Hong Kong Holdings Ltd.	828,500	3,157
Want Want China Holdings Ltd.	3,487,000	2,712
CK Infrastructure Holdings Ltd.	339,000	2,628
Chow Tai Fook Jewellery Group Ltd.	1,969,600	1,880
Jardine Matheson Holdings Ltd.	23,800	1,445
		88,728
India (2.2%)
Infosys Ltd. ADR	3,845,555	43,532
HDFC Bank Ltd. ADR	302,749	34,810
Dr Reddy's Laboratories Ltd. ADR	203,918	7,506
		85,848
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT ADR	286,923	8,645

Ireland (0.4%)
Kerry Group plc Class A	119,446	13,898

Israel (0.3%)
* Bank Hapoalim BM	920,128	6,959
Bank Leumi Le-Israel BM	439,128	3,194
Paz Oil Co. Ltd.	5,690	806
		10,959
Italy (1.5%)
Assicurazioni Generali SPA	1,550,409	28,916
Snam SPA	2,321,889	11,400
Atlantia SPA	147,696	3,798
Terna Rete Elettrica Nazionale SPA	553,914	3,373
^ UnipolSai Assicurazioni SPA	1,201,768	3,133
Eni SPA	180,000	2,812

Davide Campari-Milano SPA	268,066	2,493
Hera SPA	400,000	1,489
		57,414
Japan (4.5%)
Canon Inc.	790,600	21,442
Japan Tobacco Inc.	970,200	21,377
Yamada Denki Co. Ltd.	4,206,200	18,553
Skylark Holdings Co. Ltd.	931,700	16,258
NEC Corp.	326,600	13,351
Japan Post Holdings Co. Ltd.	963,600	9,446
^ Sawai Pharmaceutical Co. Ltd.	164,600	9,081
Kagome Co. Ltd.	230,700	5,345
Toyo Suisan Kaisha Ltd.	132,600	5,332
ABC-Mart Inc.	76,800	4,854
Mitsubishi Tanabe Pharma Corp.	427,800	4,830
FUJIFILM Holdings Corp.	64,400	3,052
Nitori Holdings Co. Ltd.	22,600	3,048
Toho Co. Ltd.	66,800	2,594
Nippon Steel Corp.	154,200	2,416
Sankyo Co. Ltd.	68,300	2,351
Chugoku Electric Power Co. Inc.	185,000	2,309
Japan Airlines Co. Ltd.	72,100	2,258
J Front Retailing Co. Ltd.	176,700	2,074
Mitsubishi Materials Corp.	71,100	1,956
Seiko Epson Corp.	131,200	1,931
Calbee Inc.	60,600	1,710
Taisho Pharmaceutical Holdings Co. Ltd.	20,600	1,571
MOS Food Services Inc.	60,500	1,348
MS&AD Insurance Group Holdings Inc.	37,900	1,242
Takashimaya Co. Ltd.	108,200	1,241
ANA Holdings Inc.	33,100	1,111
Shimano Inc.	7,600	1,073
Kewpie Corp.	46,300	1,048
Suzuken Co. Ltd.	18,500	1,019
Isetan Mitsukoshi Holdings Ltd.	124,600	991
Marui Group Co. Ltd.	45,500	983
Konica Minolta Inc.	108,300	897
Nisshin Seifun Group Inc.	46,800	884
Ezaki Glico Co. Ltd.	19,600	851
Nissin Foods Holdings Co. Ltd.	13,400	832
Kamigumi Co. Ltd.	36,000	828
Nippon Television Holdings Inc.	59,900	824
Ajinomoto Co. Inc.	44,900	805
MediPal Holdings Corp.	33,700	716
Earth Corp.	13,200	566
		174,398
Mexico (0.6%)
Fomento Economico Mexicano SAB de CV ADR	241,023	21,861

Netherlands (0.3%)
Koninklijke Ahold Delhaize NV	282,580	6,418
Heineken NV	45,502	4,882
		11,300

New Zealand (0.2%)
Spark New Zealand Ltd.	2,368,278	6,174

Norway (0.5%)
Orkla ASA	1,440,067	12,249
Telenor ASA	312,912	6,340
		18,589
Poland (0.2%)
Powszechny Zaklad Ubezpieczen SA	322,890	3,473
Bank Polska Kasa Opieki SA	94,746	2,517
* KGHM Polska Miedz SA	102,551	2,479
		8,469
Singapore (0.8%)
Singapore Telecommunications Ltd.	4,699,200	11,336
Oversea-Chinese Banking Corp. Ltd.	935,348	7,787
Ascendas REIT	1,864,200	4,139
United Overseas Bank Ltd.	121,100	2,307
Keppel Corp. Ltd.	425,700	1,967
Singapore Airlines Ltd.	254,940	1,785
Singapore Technologies Engineering Ltd.	459,000	1,408
Wilmar International Ltd.	480,400	1,389
		32,118
South Africa (0.3%)
AngloGold Ashanti Ltd. ADR	661,597	11,287

South Korea (2.6%)
Samsung Electronics Co. Ltd.	467,215	17,696
Korea Zinc Co. Ltd.	45,877	17,093
KT&G Corp.	202,957	16,481
KT Corp.	510,114	11,924
SK Telecom Co. Ltd.	28,901	6,050
Samsung Life Insurance Co. Ltd.	74,171	4,761
Kangwon Land Inc.	116,922	3,033
POSCO	15,066	2,840
Samsung Fire & Marine Insurance Co. Ltd.	11,430	2,537
Maeil Dairies Co. Ltd.	33,866	2,372
Lotte Shopping Co. Ltd.	19,087	2,183
GS Holdings Corp.	51,116	2,166
Yuhan Corp.	11,398	2,076
Samsung C&T Corp.	19,503	1,503
Woori Financial Group Inc.	128,814	1,423
Samsung SDS Co. Ltd.	7,394	1,293
SK Holdings Co. Ltd.	6,235	1,159
Macquarie Korea Infrastructure Fund	106,880	1,052
Hyundai Steel Co.	29,023	946
Shinhan Financial Group Co. Ltd.	22,053	808
Korea Aerospace Industries Ltd.	23,640	734
Shinsegae Inc.	3,444	733
Samsung Electronics Co. Ltd. Preference Shares	22,415	693
		101,556
Spain (1.2%)
2 Aena SME SA	81,550	14,784
* Ferrovial SA	401,971	10,457
Merlin Properties Socimi SA	556,560	7,599
Enagas SA	203,674	4,443
Endesa SA	140,657	3,475

* ACS Actividades de Construccion y Servicios SA	39,934	1,614
Red Electrica Corp. SA	57,686	1,088
Ebro Foods SA	40,418	812
Viscofan SA	15,824	774
Acerinox SA	65,321	546
		45,592
Sweden (0.4%)
Swedish Match AB	247,758	9,453
ICA Gruppen AB	96,912	4,301
Essity AB Class B	99,532	2,956
		16,710
Switzerland (1.9%)
Swisscom AG	55,064	26,686
Baloise Holding AG	65,907	11,904
Kuehne & Nagel International AG	62,533	9,208
Swiss Re AG	49,138	4,758
Sonova Holding AG	20,113	4,625
Logitech International SA	105,404	4,335
Flughafen Zurich AG	17,129	3,128
Swiss Prime Site AG	35,518	3,127
Chocoladefabriken Lindt & Spruengli AG	259	1,908
dormakaba Holding AG	2,472	1,812
Allreal Holding AG	9,242	1,614
		73,105
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	348,404	14,852
Chunghwa Telecom Co. Ltd. ADR	158,182	5,418
United Microelectronics Corp. ADR	995,508	2,170
		22,440
United Kingdom (9.2%)
GlaxoSmithKline plc	1,862,529	38,519
Diageo plc	902,248	37,624
Compass Group plc	1,270,347	32,140
Smith & Nephew plc	741,475	16,786
Whitbread plc	285,365	15,676
Coca-Cola HBC AG	425,241	14,632
Informa plc	1,150,577	12,182
Wm Morrison Supermarkets plc	4,884,446	11,534
InterContinental Hotels Group plc	159,709	11,096
Segro plc	1,131,655	10,500
Halma plc	413,936	9,996
BHP Group plc	398,717	9,507
B&M European Value Retail SA	2,078,091	9,328
AstraZeneca plc	107,134	9,256
Tate & Lyle plc	984,798	9,019
Royal Dutch Shell plc Class B	263,565	8,325
RSA Insurance Group plc	1,215,325	8,266
BAE Systems plc	1,170,195	7,774
Rightmove plc	1,141,597	7,301
Next plc	94,047	6,923
National Grid plc	588,980	6,037
British Land Co. plc	859,495	5,306
Legal & General Group plc	1,669,657	5,295
Marks & Spencer Group plc	2,079,034	5,225
Land Securities Group plc	537,734	5,204
Direct Line Insurance Group plc	1,296,796	5,073

Pearson plc	424,143	4,491
Admiral Group plc	149,125	3,922
Smiths Group plc	148,700	2,957
Associated British Foods plc	94,231	2,770
DCC plc	32,688	2,756
Meggitt plc	371,315	2,679
WH Smith plc	94,243	2,424
Sage Group plc	274,760	2,396
SSE plc	157,578	2,101
UDG Healthcare plc	205,596	1,991
Inchcape plc	254,502	1,928
Bunzl plc	67,097	1,749
Derwent London plc	46,306	1,640
Kingfisher plc	352,661	952
UK Commercial Property REIT Ltd.	899,207	908
HSBC Holdings plc	112,702	902
Imperial Brands plc	32,135	816
BT Group plc	305,608	716
Antofagasta plc	59,001	666
Great Portland Estates plc	79,873	642
F&C Commercial Property Trust Ltd.	434,498	601
		358,531
United States (50.6%)
Communication Services (0.2%)
Cable One Inc.	3,598	4,378
John Wiley & Sons Inc. Class A	54,706	2,490
Omnicom Group Inc.	18,451	1,480
		8,348
Consumer Discretionary (6.1%)
Yum! Brands Inc.	380,326	42,794
Dollar General Corp.	313,988	42,080
* Bright Horizons Family Solutions Inc.	164,406	25,001
Yum China Holdings Inc.	445,510	20,271
Service Corp. International	426,784	19,692
* Dollar Tree Inc.	144,093	14,661
TJX Cos. Inc.	227,728	12,425
* Grand Canyon Education Inc.	75,562	8,219
Graham Holdings Co. Class B	10,639	7,902
Genuine Parts Co.	78,680	7,641
Dunkin' Brands Group Inc.	89,443	7,170
Pool Corp.	32,011	6,062
* Murphy USA Inc.	63,885	5,645
Hyatt Hotels Corp. Class A	70,769	5,474
Choice Hotels International Inc.	46,005	3,948
* ServiceMaster Global Holdings Inc.	62,405	3,322
Ross Stores Inc.	26,600	2,820
Penske Automotive Group Inc.	19,401	892
Churchill Downs Inc.	6,843	819
		236,838
Consumer Staples (3.7%)
Colgate-Palmolive Co.	619,193	44,421
Mondelez International Inc. Class A	427,485	22,866
Church & Dwight Co. Inc.	254,772	19,220
PepsiCo Inc.	106,423	13,602
Procter & Gamble Co.	73,366	8,660
Vector Group Ltd.	657,881	7,599

Flowers Foods Inc.	281,325	6,667
Hershey Co.	33,995	5,158
Lancaster Colony Corp.	27,295	4,253
Archer-Daniels-Midland Co.	95,811	3,936
J&J Snack Foods Corp.	11,727	2,179
Ingredion Inc.	27,555	2,130
* Nomad Foods Ltd.	87,774	1,955
Coca-Cola European Partners plc	27,089	1,498
		144,144
Energy (0.0%)
Ship Finance International Ltd.	77,542	1,020

Financials (13.8%)
Starwood Property Trust Inc.	2,532,178	58,822
AGNC Investment Corp.	3,281,250	56,241
Blackstone Mortgage Trust Inc. Class A	1,543,494	54,825
Annaly Capital Management Inc.	3,498,857	33,414
Apollo Commercial Real Estate Finance Inc.	1,735,346	32,659
RenaissanceRe Holdings Ltd.	149,865	27,148
Two Harbors Investment Corp.	1,759,549	23,684
3 Brown & Brown Inc.	602,566	21,650
Washington Federal Inc.	551,294	20,166
White Mountains Insurance Group Ltd.	17,759	19,109
Chimera Investment Corp.	867,701	16,729
MFA Financial Inc.	2,253,696	16,182
Arthur J Gallagher & Co.	176,880	15,995
WR Berkley Corp.	216,664	15,034
New Residential Investment Corp.	775,969	12,175
Marsh & McLennan Cos. Inc.	115,997	11,460
Torchmark Corp.	103,643	9,465
Willis Towers Watson plc	46,205	9,020
* Arch Capital Group Ltd.	195,274	7,555
Hanover Insurance Group Inc.	57,772	7,494
Bank of Hawaii Corp.	80,035	6,823
Aflac Inc.	120,940	6,366
Capitol Federal Financial Inc.	455,900	6,228
Invesco Mortgage Capital Inc.	365,870	6,030
Cincinnati Financial Corp.	52,238	5,607
TFS Financial Corp.	219,700	3,946
ProAssurance Corp.	95,916	3,749
Redwood Trust Inc.	206,248	3,490
Axis Capital Holdings Ltd.	52,468	3,341
American Financial Group Inc.	32,163	3,293
Northwest Bancshares Inc.	180,081	3,088
Capstead Mortgage Corp.	241,849	2,039
Commerce Bancshares Inc.	33,016	2,008
ARMOUR Residential REIT Inc.	99,930	1,786
Loews Corp.	32,594	1,745
Fidelity National Financial Inc.	38,990	1,672
* Markel Corp.	1,424	1,586
* Alleghany Corp.	1,988	1,363
Granite Point Mortgage Trust Inc.	54,907	1,049
Old Republic International Corp.	36,295	828
PennyMac Mortgage Investment Trust	37,130	818
Everest Re Group Ltd.	3,009	742

Safety Insurance Group Inc.	6,600	651
		537,075
Health Care (2.9%)
Chemed Corp.	102,945	41,733
Quest Diagnostics Inc.	302,877	30,918
* Premier Inc. Class A	266,957	10,345
Johnson & Johnson	76,482	9,959
Universal Health Services Inc. Class B	53,444	8,063
STERIS plc	29,223	4,350
Zoetis Inc.	25,400	2,918
* Catalent Inc.	33,201	1,875
Encompass Health Corp.	19,631	1,253
		111,414
Industrials (3.3%)
Republic Services Inc. Class A	333,744	29,586
Expeditors International of Washington Inc.	298,304	22,776
Waste Management Inc.	186,090	21,773
Carlisle Cos. Inc.	128,894	18,588
BWX Technologies Inc.	146,503	7,898
Hexcel Corp.	74,622	6,101
* Teledyne Technologies Inc.	17,400	5,068
Rollins Inc.	149,762	5,022
EMCOR Group Inc.	36,466	3,077
* AECOM	83,569	3,004
National Presto Industries Inc.	17,011	1,564
Valmont Industries Inc.	10,744	1,478
HEICO Corp.	10,113	1,383
UniFirst Corp.	5,821	1,146
		128,464
Information Technology (7.5%)
Amdocs Ltd.	631,018	40,379
Jack Henry & Associates Inc.	274,905	38,404
Paychex Inc.	460,574	38,251
Genpact Ltd.	629,436	24,976
Broadridge Financial Solutions Inc.	166,049	21,108
Motorola Solutions Inc.	122,932	20,402
MAXIMUS Inc.	243,974	17,934
* Black Knight Inc.	267,309	16,926
Accenture plc Class A	67,886	13,073
Fidelity National Information Services Inc.	90,588	12,071
Western Union Co.	572,497	12,022
Automatic Data Processing Inc.	55,569	9,253
Booz Allen Hamilton Holding Corp. Class A	102,212	7,027
* Gartner Inc.	29,848	4,159
Dolby Laboratories Inc. Class A	59,626	4,061
InterDigital Inc.	36,097	2,326
* Pagseguro Digital Ltd. Class A	44,522	1,936
* ExlService Holdings Inc.	24,622	1,694
FLIR Systems Inc.	26,398	1,311
* Viavi Solutions Inc.	58,513	858
* CoreLogic Inc.	18,528	844
* ViaSat Inc.	9,140	746
Amphenol Corp. Class A	7,928	740
		290,501
Materials (2.5%)
AptarGroup Inc.	288,869	34,959

Royal Gold Inc.	147,146	16,841
Kaiser Aluminum Corp.	151,369	14,572
Sonoco Products Co.	219,875	13,199
Reliance Steel & Aluminum Co.	119,285	11,922
Avery Dennison Corp.	23,153	2,660
Silgan Holdings Inc.	56,507	1,699
Compass Minerals International Inc.	23,105	1,290
		97,142
Real Estate (6.7%)
Equity Commonwealth	1,033,718	34,712
Mid-America Apartment Communities Inc.	162,078	19,099
Equity LifeStyle Properties Inc.	115,340	14,331
Highwoods Properties Inc.	315,604	14,306
Camden Property Trust	132,504	13,742
PS Business Parks Inc.	75,194	13,159
Gaming and Leisure Properties Inc.	328,534	12,389
Sun Communities Inc.	87,944	11,680
Rayonier Inc.	379,328	11,016
3 Apple Hospitality REIT Inc.	698,594	10,975
UDR Inc.	236,106	10,875
WP Carey Inc.	91,102	7,884
Lamar Advertising Co. Class A	92,747	7,505
American Homes 4 Rent Class A	298,727	7,232
3 Hudson Pacific Properties Inc.	187,041	6,603
EastGroup Properties Inc.	52,849	6,367
First Industrial Realty Trust Inc.	166,495	6,358
STAG Industrial Inc.	187,110	5,561
Terreno Realty Corp.	103,321	5,048
Rexford Industrial Realty Inc.	113,609	4,703
Life Storage Inc.	44,299	4,319
Douglas Emmett Inc.	98,502	4,021
Piedmont Office Realty Trust Inc. Class A	161,294	3,357
CubeSmart	94,324	3,202
Healthcare Realty Trust Inc.	97,524	3,119
National Health Investors Inc.	34,742	2,758
Liberty Property Trust	49,083	2,567
AvalonBay Communities Inc.	11,968	2,499
Empire State Realty Trust Inc.	175,348	2,457
Invitation Homes Inc.	67,685	1,859
Duke Realty Corp.	50,390	1,680
Kilroy Realty Corp.	17,238	1,370
Urstadt Biddle Properties Inc. Class A	40,998	885
Corporate Office Properties Trust	25,619	715
		258,353
Utilities (3.9%)
IDACORP Inc.	201,663	20,582
Hawaiian Electric Industries Inc.	447,792	20,061
DTE Energy Co.	131,545	16,721
Ameren Corp.	192,534	14,573
NorthWestern Corp.	196,085	13,710
ALLETE Inc.	110,293	9,590
Sempra Energy	65,314	8,845
Portland General Electric Co.	159,385	8,742
Southern Co.	133,667	7,512
MDU Resources Group Inc.	253,723	6,784
OGE Energy Corp.	113,294	4,866

CMS Energy Corp.		77,812	4,530
WEC Energy Group Inc.		51,120	4,369
NiSource Inc.		117,675	3,494
Eversource Energy		36,445	2,765
Alliant Energy Corp.		47,673	2,362
Avista Corp.		42,985	1,979
Black Hills Corp.		13,028	1,031
			152,516
			1,965,815
Total Common Stocks (Cost $3,408,286)			3,823,919
	Coupon
Temporary Cash Investment (2.2%)1
Money Market Fund (2.2%)
4,5 Vanguard Market Liquidity Fund
(Cost $86,544)	2.386%	865,382	86,547
Total Investments (100.8%) (Cost $3,494,830)			3,910,466
Other Assets and Liabilities-Net (-0.8%)5			(29,607)
Net Assets (100%)			3,880,859

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $62,022,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $15,574,000, representing 0.4% of net assets.
3 Securities with a value of $2,405,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $66,535,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	189	28,183	(178)
Dow Jones EURO STOXX 50 Index	September 2019	73	2,814	72
Topix Index	September 2019	9	1,298	48
FTSE 100 Index	September 2019	12	1,107	39
S&P ASX 200 Index	September 2019	6	698	26
				7

Global Minimum Volatility Fund

Forward Currency Contracts
	Contract				Unrealized	Unrealized
	Settlement			Contract Amount (000)	Appreciation	(Depreciation)
Counterparty	Date		Receive	Deliver	($000)	($000)
Royal Bank of Canada	8/15/19	USD		GBP
			353,842	282,493	10,031	—
BNP Paribas	8/15/19	USD		EUR
			259,091	229,426	4,791	—
Royal Bank of Canada	8/15/19	USD		CAD
			232,770	304,460	2,010	—
Royal Bank of Canada	8/15/19	USD		JPY
			179,050	19,363,252	856	—
Goldman Sachs	8/15/19	USD		AUD
International			170,149	244,120	3,110	—
BNP Paribas	8/15/19	USD		HKD
			110,646	864,702	162	—
BNP Paribas	8/16/19	USD		KRW
			102,603	120,642,309	581	—
Barclays Bank plc	8/16/19	USD		INR
			85,270	5,857,895	253	—
Goldman Sachs	8/15/19	USD		CHF
International			73,331	72,312	519	—
BNP Paribas	8/15/19	USD		BRL
			68,836	259,785	836	—
BNP Paribas	8/15/19	USD		DKK
			35,101	231,966	667	—
BNP Paribas	8/15/19	USD		SGD
			33,236	45,078	423	—
Barclays Bank plc	8/15/19	USD		MXN
			22,656	438,113	—	(145)
BNP Paribas	8/15/19	USD		TWD
			21,908	679,066	51	—
Royal Bank of Canada	8/15/19	USD		NOK
			19,738	169,276	616	—
BNP Paribas	8/15/19	USD		SEK
			18,214	171,035	489	—
Toronto-Dominion	8/15/19	USD		GBP
Bank			13,039	10,701	16	—
Royal Bank of Canada	8/15/19	USD		ILS
			10,512	37,238	—	(103)
BNP Paribas	8/16/19	USD		PLN
			8,985	34,032	201	—
BNP Paribas	8/15/19	USD		IDR
			8,627	122,235,451	—	(79)
Deutsche Bank AG	8/16/19	USD		CLP
			7,925	5,436,622	202	—
Toronto-Dominion	8/15/19	USD		HKD
Bank			7,815	61,084	10	—
Goldman Sachs	8/15/19	USD		EUR
International			6,752	5,983	121	—
Deutsche Bank AG	8/15/19	USD		ZAR
			6,243	87,817	133	—
Goldman Sachs	8/15/19	USD		NZD
International			5,894	8,856	77	—
Goldman Sachs	8/15/19	USD		GBP
International			5,595	4,466	160	—
Goldman Sachs	8/15/19	USD		CAD
International			5,487	7,178	47	—
Barclays Bank plc	8/15/19	USD		ZAR
			3,876	54,634	74	—

Global Minimum Volatility Fund

BNP Paribas	8/15/19	USD		ILS
			711		2,520	—	(8)
BNP Paribas	8/15/19	USD		NZD
			309		464	4	—
						26,440	(335)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.

At July 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $7,709,000 and cash of $10,560,000 in connection with open forward currency contracts. After July 31, 2019, the counterparties posted additional collateral of $4,007,000 in connection with open forward currency contracts as of July 31, 2019.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Global Minimum Volatility Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk

Global Minimum Volatility Fund

based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability) in the Schedule of Investments.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	499,763	1,358,341	—
Common Stocks—United States	1,965,815	—	—
Temporary Cash Investments	86,547	—	—
Futures Contracts—Liabilities[1]	(265)	—	—
Forward Currency Contracts—Assets	—	26,440	—
Forward Currency Contracts—Liabilities	—	(335)	—
Total	2,551,860	1,384,446	—
1 Represents variation margin on the last day of the reporting period.